Related party transactions (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Compensation of Key Management Personnel and Directors
Compensation of Key management personnel and Directors

	For the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020 (1)
Salaries and other short-term employee benefits (2)	$19	$21
Post-employment benefits (3)	3	2
Share-based payments	35	32
	$57	$55

(1)
During the year ended October 31, 2020 certain executives, who were members of the Bank’s Group Executive as at October 31, 2019, left the Bank and therefore, were no longer part of KMP. Compensation for the year ended October 31, 2020, attributable to the former executives, including benefits and share-based payments relating to awards granted in prior years was
$27 million.
(2)	Includes the portion of the annual variable short-term incentive bonus that certain executives elected to receive in the form of DSUs. Refer to Note 20 for further details. Directors receive retainers but do not receive salaries and other short-term employee benefits.
(3)	Directors do not receive post-employment benefits.

Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members
Stock options, stock awards and shares held by Key management personnel, Directors and their close family members

	As at
	October 31, 2021 (1)		October 31, 2020 (2)

(Millions of Canadian dollars, except number of units)	No. of units held	Value	No. of units held	Value
Stock options (3)	2,369,659	$81	1,912,482	$15
Other non-option stock based awards (3)	983,004	127	869,756	81
RBC common and preferred shares	183,783	24	206,652	19
	3,536,446	$232	2,988,890	$115

(1)
During the year ended October 31, 2021 certain directors, who were members of the Board of Directors as at October 31, 2020, retired. Total shareholdings held upon their retirement was
21,723 units with a value of $3 million.
(2)
During the year ended October 31, 2020 certain executives, who were members of the Bank’s Group Executive as at October 31, 2019, left the Bank and therefore, were no longer part of KMP. Total shareholdings and options held upon their departure was
1,600,184 units, with a value of $91 million.

(3)	Directors do not receive stock options or any other non-option stock based awards .

Summary of Other Transactions, Arrangements or Agreements Involving Joint Ventures and Associates
Other transactions, arrangements or agreements involving joint ventures and associates

	As at or for the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Commitments and other contingencies	$1,017	$589
Other fees received for services rendered	48	43
Other fees paid for services received	108	117